UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
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           London, W1G OPW, United Kingdom
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Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
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Title:     Director of Centaurus Capital Limited, in its capacity as
             General Partner of Centaurus Capital LP
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Phone:     011 44 20 7 852 3800
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Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         August 14, 2009
-------------------    ------------------------------   ---------------------
   [Signature]                 [City, State]                   [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        8
                                               -------------

Form 13F Information Table Value Total:        $29,769
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1             028-11857                   Centaurus Capital Limited
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


         COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8

                                                          VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGER    SOLE    SHARED   NONE
CENTENNIAL COMMUNCTNS CORP N    CL A NEW      15133V208    2,640   315,000  SH           OTHER         1              315,000
CENTEX CORP                        COM        152312104    5,495   649,499  SH           OTHER         1              649,499
IPC HLDGS LTD                      ORD        G4933P101    3,448   126,105  SH           OTHER         1              126,105
MAGELLAN MIDSTREAM HLDGS LP    COM LP INTS    55907R108    2,202   104,679  SH           OTHER         1              104,679
SCHERING PLOUGH CORP               COM        806605101    4,371   174,000  SH           OTHER         1              174,000
SUN MICROSYSTEMS INC             COM NEW      866810203    2,701   292,936  SH           OTHER         1              292,936
TELEMIG CELULAR PART S A      SPON ADR PFD    87944E105    3,284    64,756  SH           OTHER         1               64,756
WYETH                              COM        983024100    5,628   124,000  SH           OTHER         1              124,000

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